Related Party Transactions - Receivable from (Payable to) Related Parties (Details) capsule in Millions	12 Months Ended
	Jun. 30, 2022 CAD ($) capsule	Jun. 30, 2021 CAD ($)	Jul. 08, 2021 CAD ($)
Disclosure of transactions between related parties [line items]
Gains (losses) on financial assets	$ (19,951,000)	$ 12,758,000
Current purchase commitments (in number of capsules) | capsule	42.7
Remaining annual purchase commitments (in number of capsules) | capsule	20.0
Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”)
Disclosure of transactions between related parties [line items]
Gains (losses) on financial assets	$ (19,951,000)	12,758,000
Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Convertible Debentures | Choom
Disclosure of transactions between related parties [line items]
Notional amount		$ 20,000,000
Financial assets, at fair value			$ 18,200,000
2021 Debenture | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Convertible Debentures | Choom
Disclosure of transactions between related parties [line items]
Notional amount			$ 6,000,000
Interest rate		6.50%	7.00%
Financial assets, at fair value	0.0	$ 18,200,000
Gains (losses) on financial assets	(6,000,000.0)	(2,300,000)
Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Equipment loan receivable from investments in associates	0	10,096,000
Debenture and interest receivable from investment in associates	0	17,170,000
Amounts payable, related party transactions	439,000	0
Amounts receivable (payable), related party transactions	$ 439,000	$ 27,266,000